P E A R  T R E E   F U N D S

January 31, 2014

VIA ELECTRONIC TRANSMISSION

Office of Registration
Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

RE:	Pear Tree Funds (the “Registrant”):
File No. 811-03790

Ladies and Gentlemen:

On behalf of the Registrant, we file herewith via Edgar, pursuant to Section 14(c) of the Securities Exchange Act of 1934, as amended, a Definitive Information Statement, containing changes made in response to comments received from the Staff of the Division of Investment Management of the Commission on the Preliminary Information Statement (filed with the Commission on January 9, 2014).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The Fund intends to commence mailing the Definitive Information Statement to shareholders of the Pear Tree PanAgora Dynamic Emerging Markets Fund and the Pear Tree PanAgora Risk Parity Emerging Markets Fund on or about February 4, 2014.

Please feel free to contact the undersigned at 781.676.5967 with any questions or comments you may have.

Sincerely,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC